SCHEDULE II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
SCHEDULE II - Valuation and Qualifying Accounts

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

MARTIN MARIETTA MATERIALS, INC. AND CONSOLIDATED SUBSIDIARIES

Col A	Col B	Col C			Col D		Col E
		Additions
Description	Balance at beginning of period	(1) Charged to costs and expenses	(2) Charged to other accounts— describe		Deductions— describe		Balance at end of period
		(Amounts in Thousands)

Year ended December 31, 2013

Allowance for doubtful accounts	$6,069	$-	$-		$1,988	(a)	$4,081

Allowance for uncollectible notes receivable	440	369	-		-		809

Inventory valuation allowance	96,817	1,165	$1,044	(b)	-		99,026
Year ended December 31, 2012

Allowance for doubtful accounts	$5,295	$774	$-		$-		$6,069

Allowance for uncollectible notes receivable	295	145	-		-		440

Inventory valuation allowance	92,481	4,475	-		139	(c)	96,817

Year ended December 31, 2011

Allowance for doubtful accounts	$3,578	$1,717	$-		$-		$5,295

Allowance for uncollectible notes receivable	179	116	-		-		295

Inventory valuation allowance	87,044	7,882	2,154	(b)	4,599	(c)	92,481

(a)	Write off of uncollectible accounts and change in estimates.
(b)	Application of reserve policy to acquired inventories.
(c)	Divestitures.